CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Contract assets		₺ 58,550
Contract liabilities and merchant advances	₺ 2,785,921	₺ 2,496,045
Maturity term of Contract assets	1 month	1 month
Advances received from customers for marketplace transactions	₺ 1,475,784	₺ 1,753,532
Minimum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	1 day
Maximum
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
Average delivery date	4 days